Long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Long Term Debt

Long-term debt was comprised of the following:

	December 31,
	2011	2010
Senior Secured Credit Facilities:
Term Loan A	$950,000	$1,000,000
Term Loan A-2	199,500	—
Term Loan B	1,732,500	1,750,000
Senior notes	1,550,000	1,550,000
Acquisition obligations and other notes payable	37,447	9,049
Capital lease obligations	43,364	8,074

Total principal debt outstanding	4,512,811	4,317,123
Discount on long-term debt	(7,842)	(8,381)

	4,504,969	4,308,742
Less current portion	(87,345)	(74,892)

	$4,417,624	$4,233,850

Scheduled Maturities of Long-term Debt	Scheduled maturities of long-term debt at December 31, 2011 were as follows:

2012	87,345
2013	125,106
2014	176,910
2015	676,293
2016	1,858,567
Thereafter	1,588,590

Derivative Instruments

The following table summarizes the Company’s derivative instruments as of December 31, 2011 and 2010:

	Interest rate swap and cap agreements (liabilities and assets)
	December 31, 2011		December 31, 2010
Derivatives designated as hedging instruments	Balance sheet location	Fair value	Balance sheet location	Fair value
Interest rate swap agreements	Other long- term liabilities	$23,145	Other long- term liabilities	$—

Interest rate cap agreements	Other long- term assets	$1,381	Other long- term assets	$—

Effects of Interest Rate Swap Agreements

The following table summarizes the effects of the Company’s interest rate swap and cap agreements for the years ended December 31, 2011, 2010 and 2009:

	Amount of gains (losses) recognized in OCI on interest rate swap and cap agreements			Location of (losses) gains reclassified from accumulated OCI into income	Amount of gains (losses) reclassified from accumulated OCI into income
Derivatives designated as cash flow hedges	Years ended December 31,				Years ended December 31,
	2011	2010	2009		2011	2010	2009
Interest rate swap agreements	$(35,767)	$(217)	$(4,220)	Debt expense	$(12,622)	$(9,093)	$(17,253)
Interest rate cap agreements	(11,777)	—	—	Debt expense	(3,289)	—	—
Tax benefit	18,495	83	1,642		6,190	3,536	6,711

Total	$(29,049)	$(134)	$(2,578)		$(9,721)	$(5,557)	$(10,542)